Stock Based Compensation Restricted Stock Award Activity (Detail) - Restricted Stock - shares	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Weighted Average Grant Date Fair Value
Non Vested, Beginning Balance	0	56,844
Awarded	300,000	0
Vested	(275,000)	(56,844)
Forfeited	0	0
Non Vested, Ending Balance	25,000	0